Earnings per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
		Sep. 22, 2025	Jun. 30, 2025 AUD ($) $ / shares shares	Jun. 30, 2024 AUD ($) $ / shares shares		Jun. 30, 2023 AUD ($) $ / shares shares
Earnings per share [line items]
Loss attributable to equity holders of Elevra Lithium Limited | $			$ (294,290)	$ (101,398)	[1]	$ (11,048)	[1]
Weighted average number of ordinary shares
Basic earnings per share denominator (in shares)	[2]		71,864	66,853	[1]	56,556	[1]
Ordinary shares contingently issuable (in shares)	[3]		0	0	[1]	0	[1]
Diluted earnings per share denominator (in shares)			71,864	66,853	[1]	56,556	[1]
Earnings per share [Abstract]
Basic (in dollars per share) | $ / shares			$ (4.0951)	$ (1.5167)	[1]	$ (0.1953)	[1]
Diluted (in dollars per share) | $ / shares			$ (4.0951)	$ (1.5167)	[1]	$ (0.1953)	[1]
Weighted average number of contingently issuable ordinary shares (in shares)			1,800	100		1,600
Subsequent Events [Member]
Earnings per share [Abstract]
Weighted average number of ordinary shares adjusted ratio		150

[1]	Refer to Note 32 for details on restatement of prior period comparatives.
[2]	The weighted average number of ordinary shares at the end of each reporting period has been adjusted for the 150:1 share consolidation which occurred on 22 September 2025. Refer to Note 32 and 33 for further details.
[3]	The weighted average number of contingently issuable ordinary shares as at 30 June 2025 is 1.8 million (2024: 0.1 million; 2023: 1.6 million). The inclusion of these contingently issuable ordinary shares would have the effect of reducing the loss per share. Accordingly, these potential ordinary shares have not been included in the determination of diluted earnings per share.